                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04911
                                  ----------------------------------------------

             State Street Research Financial Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Terrence J. Cullen, Assistant Secretary
             State Street Research & Management Company
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  2/29/04
                        -----------------
Date of reporting period:  3/1/03 - 2/29/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Annual Report is attached.

                                                    [STATE STREET RESERACH LOGO]

[GRAPHIC OMITTED]

Health Sciences Fund
February 29, 2004


                                                   Annual Report to Shareholders

                  Table of Contents


                     3    Performance Discussion

                     6    Portfolio Holdings

                     7    Financial Statements

                    12    Financial Highlights

                    14    Independent Auditors'
                          Report

                    15    Trustees and Officers


FROM THE CHAIRMAN
        State Street Research

From war jitters to investor enthusiasm, from sluggish recovery to robust growth--the ground covered by both the financial markets and the U.S. economy over the past twelve months was nothing short of remarkable.

In March 2003, economic growth was sluggish, unemployment edged higher and consumer confidence sank as the nation prepared to go to war with Iraq. However, once war was declared--and major military action came to a relatively swift end--the clouds of uncertainty lifted and better times followed. Economic growth picked up. A combination of accelerated tax cuts, tax rebates and the lowest mortgage rates in a generation fueled higher disposable income for most working Americans. The housing market remained strong, and consumer spending continued to rise. Better yet, business spending recovered after a long period of stagnation. Corporate profits staged a solid rebound, making it easier for companies to increase outlays, especially on information technology and electronic equipment.

By the end of February 2004, the economic news was less upbeat. Durable goods orders slipped after five consecutive months of growth. The number of new jobs added to the labor market continued to fall short of expectations, and as the bleak outlook for employment weighed on the minds of American households, consumer confidence fell.

Stock and Bond Markets Moved Higher
Stocks staged an impressive rally early in the reporting period, with the riskiest sectors of the stock market leading the way--technology, small-caps and companies that had been beaten down in the previous bear market. However, index returns for the period as a whole mask the sideways movement that developed late in the period as the economic picture became clouded once again and investors grew more cautious.

Confidence in the economy also translated into gains for high-yield bonds that were in line with the stock market. Interest rates spiked midway through 2003, but came back down during the second half of the period, which helped investment-grade corporate and government bonds earn solid but modest returns for the year. The municipal market was a standout among investment-grade sectors, but mortgage bonds lagged as more homeowners took advantage of low rates and refinanced their mortgages.

Looking Ahead
The recent bear and bull cycles serve as a reminder that the markets can be unpredictable, which underscores the importance of having an asset allocation plan in place. If you have a plan in place, stay with it, invest regularly and consult your investment professional before you make a significant move outside your plan.

As always, we look forward to helping you achieve your long-term financial goals with State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

February 29, 2004

-----------
PERFORMANCE
-----------
        Discussion as of February 29, 2004

How State Street Research Health Sciences Fund Performed
State Street Research Health Sciences Fund returned 87.13% for the 12-month period ended February 29, 2004.1 The fund significantly outperformed both the Lipper Health/Biotechnology Funds Index and the S&P 500 Index, which returned 41.51% and 38.50%, respectively, for the same period.(2)

Reasons for the Fund's Performance
After three years of disappointing returns, investors returned to the equity markets during the 12-month period and stock prices moved sharply higher. Health care stocks benefited from that trend. Strong stock selection and the fund's emphasis on biotechnology and small-cap pharmaceutical companies accounted for its significant gains relative to its peer group and benchmark. Within pharmaceuticals, small-cap names such as First Horizon Pharmaceutical and Indevus Pharmaceuticals delivered significant gains. Indevus rose sharply at the beginning of the period as returns were driven by improving business prospects and the pending approval of Trospium, a drug indicated for the treatment of overactive bladder. Within the biotechnology industry, strong product development boosted returns from Axonyx and DOV Pharmaceuticals.

Our investments in the health care facilities and health care management services industries delivered strong positive returns, but they were disappointing compared to the robust gains of the pharmaceutical and biotechnology industries. Pharmacy services firm Medco Health Solutions was one of the stocks that delivered a negative return within the portfolio. Cellegy Pharmaceuticals and Hollis-Eden Pharmaceuticals underperformed as well.

Looking Ahead
Health care companies face a challenging environment going forward because of increased pressure to control prices. Given this environment, we continue to focus on select small- and mid-cap pharmaceutical and biotechnology companies, both domestic and foreign. Although we believe that the national focus on medical policy in the upcoming elections will have an impact on the health care markets, we continue to target companies that we feel have strong product pipelines and the potential to outperform the overall health care market.

Risk Information
The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. Because the fund is focused on one market sector, it may involve more risk than a broadly diversified fund. The entire portfolio will be affected by the performance of the health care sector in general. Investments in health sciences companies pose a number of risks, including adverse impact of legislative actions and government regulations, which can affect approval processes, funding and licensing associated with these companies.

Top 10 Holdings
--------------------------------------------------------------------------------

Issuer/Security                        % of fund net assets
      o1          Pfizer                          3.2%
                  -----------------------------------------
      o2          Novartis AG                     3.1%
                  -----------------------------------------
      o3          Johnson & Johnson               3.1%
                  -----------------------------------------
      o4          First Horizon Pharmaceutical    3.1%
                  -----------------------------------------
      o5          Pharmaceutical Holders Trust    2.9%
                  -----------------------------------------
      o6          Becton Dickinson                2.5%
                  -----------------------------------------
      o7          Amgen                           2.4%
                  -----------------------------------------
      o8          Progenics Pharmaceuticals       2.1%
                  -----------------------------------------
      o9          Bristol-Myers Squibb            2.1%
                  -----------------------------------------
      o10         Aspect Medical Systems          2.1%
                  -----------------------------------------
                  Total                          26.6%


Performance: Class A
--------------------------------------------------------------------------------
Fund average annual total return as of 2/29/04(3)
(does not reflect sales charge)

                                  Life of Fund
  1 Year            3 Years       (12/21/99)
  87.13%             15.49%         22.52%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/04(3,4)
(at maximum applicable sales charge)

                                  Life of Fund
  1 Year            3 Years       (12/21/99)
  63.64%             15.67%         19.92%
--------------------------------------------------------------------------------

S&P 500 Index as of 3/31/04(2)

                                  Life of Fund
  1 Year            3 Years       (12/21/99)
  35.10%              0.63%         -3.83%
--------------------------------------------------------------------------------

See pages 4 and 5 for additional performance data for Class A shares and for performance data on other share classes.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

(1)  Class A shares; does not reflect sales charge.

(2) The Lipper Health/Biotechnology Funds Index is an equally weighted index of typically the 30 largest mutual funds within its respective investment objective. The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an index of 500 U.S. stocks. The indexes are unmanaged and do not take transaction charges into consideration. It is not possible to invest directly in an index.

(3) Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(4) Performance reflects a maximum 5.75% Class A front-end sales charge.

                                    State Street Research Health Sciences Fund 3

-----------
PERFORMANCE
-----------
        Discussion as of February 29, 2004

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. There are three ways of measuring long-term performance: cumulative total returns, average annual total returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return
Represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return
Represents the rate you would have had to earn during each year of a given time period in order to end up with the fund's actual cumulative return for those years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund
Similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any) and compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A                               $10,000 Over Life of Fund
                                      (reflects maximum applicable sales charge)

                                                               Life of Fund
                                       1 Year      3 Years     (12/21/99)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)        87.13%      54.02%         134.69%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)   76.37%      45.17%         121.20%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)   76.37%      13.23%          20.81%
--------------------------------------------------------------------------------

   [THE DATA BELOW WAS PRESENTED AS A LINE CHART IN ORIGINAL PRINTED MATERIAL]

                             Class A                      S&P 500 Index
'99                             9425                              10000
'00                            12564                               9656
'01                            14361                               8865
'02                            14707                               8022
'03                            11820                               6203
'04                            22120                               8592

--------------------------------------------------------------------------------
Class B(1)                            $10,000 Over Life of Fund
                                      (reflects maximum applicable sales charge)

                                                               Life of Fund
                                       1 Year      3 Years     (12/21/99)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)        85.89%      50.89%         129.93%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)   80.89%      47.89%         127.93%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)   80.89%      13.93%          21.67%
--------------------------------------------------------------------------------

   [THE DATA BELOW WAS PRESENTED AS A LINE CHART IN ORIGINAL PRINTED MATERIAL]

                          Class B(1)                      S&P 500 Index
'99                            10000                              10000
'00                            13330                               9656
'01                            15238                               8865
'02                            15508                               8022
'03                            12369                               6203
'04                            22793                               8592

Please keep in mind the major risks of stock investing include sudden and unpredictable drops in value and period of lackluster performance. Because the fund is focused on one market sector, it may involve more risk than a broadly diversified fund. The entire portfolio will be affected by the performance of the health care industry in general. Investments in health sciences companies pose a number of risks, including adverse impact of legislative actions and government regulations, which can affect approval processes, funding and licensing associated with these companies.

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

--------------------------------------------------------------------------------
Class B (only available through $10,000 Over Life of Fund exchanges from another Class B (reflects maximum applicable sales charge) account)

                                                               Life of Fund
                                       1 Year      3 Years     (12/21/99)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)        85.89%       50.18%       128.52%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)   80.89%       47.18%       126.52%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)   80.89%       13.75%        21.49%
--------------------------------------------------------------------------------

   [THE DATA BELOW WAS PRESENTED AS A LINE CHART IN ORIGINAL PRINTED MATERIAL]

                             Class B                      S&P 500 Index
'99                            10000                              10000
'00                            13330                               9656
'01                            15217                               8865
'02                            15476                               8022
'03                            12293                               6203
'04                            22652                               8592

--------------------------------------------------------------------------------
Class C                               $10,000 Over Life of Fund
                                      (reflects maximum applicable sales charge)

                                                               Life of Fund
                                       1 Year      3 Years     (12/21/99)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)        85.87%      50.93%        129.50%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)   84.87%      50.93%        129.50%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)   84.87%      14.71%         21.87%
--------------------------------------------------------------------------------

   [THE DATA BELOW WAS PRESENTED AS A LINE CHART IN ORIGINAL PRINTED MATERIAL]

                             Class C                      S&P 500 Index
'99                            10000                              10000
'00                            13330                               9656
'01                            15206                               8865
'02                            15476                               8022
'03                            12348                               6203
'04                            22950                               8592

--------------------------------------------------------------------------------
Class S                               $10,000 Over Life of Fund
                                      (reflects maximum applicable sales charge)

                                                               Life of Fund
                                       1 Year      3 Years     (12/21/99)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)        87.73%       55.45%       136.86%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)   87.73%       55.45%       136.86%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)   87.73%       15.84%       22.79%
--------------------------------------------------------------------------------

   [THE DATA BELOW WAS PRESENTED AS A LINE CHART IN ORIGINAL PRINTED MATERIAL]

                             Class S                      S&P 500 Index
'99                            10000                              10000
'00                            13330                               9656
'01                            15237                               8865
'02                            15658                               8022
'03                            12617                               6203
'04                            23686                               8592

Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

Performance for Classes B(1), B, C and S reflects Class A share performance for the period from December 21, 1999, through October 16, 2000 (commencement of share classes), and the respective share classes thereafter. If the returns for Classes B(1), B, C and S had reflected their current service/ distribution (Rule 12b-1) fees for the entire period, these returns would have been lower. Class S shares, offered without sales charge, are available through certain retirement plans and special programs. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an index of 500 U.S. stocks. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in an index.


                                    State Street Research Health Sciences Fund 5

-----------
PORTFOLIO
-----------
        Holdings

February 29, 2004

Issuer                                                                             Shares           Value
------------------------------------------------------------------------------------------------------------
Common Stocks 87.4%
Consumer Discretionary 2.2%
Consumer Services 1.7%
Service Corporation International Inc.* ..................................        134,640        $   911,513
Stewart Enterprises Inc. Cl. A* ..........................................        130,530            787,096
                                                                                                 -----------
                                                                                                   1,698,609
                                                                                                 -----------
Retail 0.5%
Fisher Scientific International Inc.* ....................................          8,930            475,522
                                                                                                 -----------
Total Consumer Discretionary .............................................                         2,174,131
                                                                                                 -----------
Financial Services 0.6%
Insurance 0.6%
WellChoice Inc.* .........................................................         15,010            554,470
                                                                                                 -----------
Total Financial Services .................................................                           554,470
                                                                                                 -----------
Health Care 82.0%
Drugs & Biotechnology 64.7%
Abbott Laboratories Inc. .................................................         32,030          1,370,884
Alexion Pharmaceuticals Inc.* ............................................         81,300          1,860,957
Alkermes Inc.* ...........................................................        105,330          1,500,952
Amgen Inc.* ..............................................................         37,270          2,367,763
Atrix Laboratories Inc.* .................................................         36,585            989,990
Aventis Corp. ADR ........................................................         24,660          1,904,985
Barr Laboratories Inc.* ..................................................         12,250            948,272
Baxter International Inc. ................................................         53,350          1,553,552
Biogen Idec Inc.* ........................................................         26,870          1,489,941
BioMarin Pharmaceutical Inc.* ............................................         87,035            665,818
BioVail Corp.* ...........................................................         48,860            999,676
Bristol-Myers Squibb Co. .................................................         74,050          2,060,071
Charles River Laboratories International Inc.* ...........................         21,840            940,430
Chiron Corp.* ............................................................         16,170            790,875
Corgentech Inc.* .........................................................         20,230            389,428
Cypress Biosciences Inc.* ................................................         66,500            841,225
Cytyc Corp.* .............................................................         49,480            815,430
Discovery Laboratories Inc.* .............................................         87,140          1,045,680
Dyax Corp.* ..............................................................         42,360            550,680
Elan Corp. plc* ADR ......................................................        104,010          1,499,824
ENDO Pharmaceuticals Holdings Inc.* ......................................         43,190          1,048,221
First Horizon Pharmaceutical Corp.* ......................................        159,180          2,971,891
Forest Laboratories Inc.* ................................................         11,920            899,722
Genome Therapeutics Corp.* ...............................................         82,620            536,204
Genzyme Corp.* ...........................................................          7,770            394,561
Gilead Sciences Inc.* ....................................................         23,800          1,290,198
Immunogen Inc.* ..........................................................        128,370            890,888
Indevus Pharmaceuticals Inc.* ............................................        120,140            719,639
InterMune Inc.* ..........................................................         74,860          1,438,809
Johnson & Johnson Ltd. ...................................................         55,310          2,981,762
Ligand Pharmaceuticals Inc. Cl. B* .......................................         45,840            705,478
Medimmune Inc.* ..........................................................         38,580            991,120
Merck & Company, Inc. ....................................................         35,470          1,705,398
Millennium Pharmaceuticals Inc.* .........................................         84,650          1,507,616
Novartis AG ADR ..........................................................         69,100          3,050,765
Orphan Medical Inc.* .....................................................         62,130            738,726
Penwest Pharmaceuticals Co.* .............................................         40,800            680,952
Pfizer Inc. ..............................................................         85,089          3,118,512
Pharmaceutical Holders Trust .............................................         35,000          2,859,500

Issuer                                                                             Shares           Value
------------------------------------------------------------------------------------------------------------
Drugs & Biotechnology (continued)
Progenics Pharmaceuticals Inc.* ..........................................         92,390        $ 2,065,840
Protein Design Labortories Inc.* .........................................         54,230          1,301,520
Schering-Plough Inc. .....................................................         44,610            801,196
Shire Pharmaceuticals Group ADR* .........................................         30,320            937,494
Teva Pharmaceutical Industries Ltd. ADR ..................................         18,250          1,186,250
Transkaryotic Therapies Inc.* ............................................        113,160          1,365,841
Valeant Pharmaceuticals Inc. .............................................         56,030          1,228,738
Vicuron Phamaceuticals Inc.* .............................................         31,440            738,211
                                                                                                 -----------
                                                                                                  62,741,485
                                                                                                 -----------
Health Care Facilities 1.7%
HCA Inc. .................................................................         37,865          1,610,020
                                                                                                 -----------
Health Care Services 6.8%
Aetna Inc. ...............................................................         11,250            908,887
Anthem Inc.* .............................................................          9,398            807,758
Caremark Rx Inc.* ........................................................         31,390          1,012,641
Cerner Corp.* ............................................................         13,130            588,487
Medco Health Solutions Inc.* .............................................         37,810          1,234,875
Universal Health Services Inc. ...........................................         27,150          1,464,199
WellPoint Health Networks Inc. Cl. A* ....................................          5,670            616,726
                                                                                                 -----------
                                                                                                   6,633,573
                                                                                                 -----------
Hospital Supply 8.8%
Aspect Medical Systems Inc.* .............................................        114,261          1,988,141
Becton Dickinson & Co. ...................................................         49,870          2,426,176
Guidant Corp. ............................................................         23,870          1,626,502
Kinetic Concepts Inc.* ...................................................         25,900          1,045,065
Medtronic Inc. ...........................................................         29,790          1,397,151
                                                                                                 -----------
                                                                                                   8,483,035
                                                                                                 -----------
Total Health Care ........................................................                        79,468,113
                                                                                                 -----------
Producer Durables 0.9%
Electronics: Industrial 0.9%
Thermo Electron Corp.* ...................................................         30,810            864,837
                                                                                                 -----------
Total Producer Durables ..................................................                           864,837
                                                                                                 -----------
Technology 1.7%
Electronics: Semiconductors/Components 1.7%
PerkinElmer, Inc. ........................................................         81,280          1,693,875
                                                                                                 -----------
Total Technology .........................................................                         1,693,875
                                                                                                 -----------
Total Common Stocks (Cost $68,903,884) ...................................                        84,755,426
                                                                                                 -----------
Short-Term Investments 13.6%
State Street Navigator
 Securities Lending Prime Portfolio ......................................                        13,177,081
                                                                                                 -----------
Total Short-Term Investments (Cost $13,177,081)...........................                        13,177,081
                                                                                                 -----------

                               Maturity    Amount of
Issuer                           Date      Principal
--------------------------------------------------------------------------
Commercial Paper 9.8%
American Express Credit
 Corp. 0.99% ................. 3/05/2004   $2,000,000        1,999,780
E.I. du Pont de Nemours
 & Co. 0.99% ................. 3/11/2004    1,500,000        1,499,587
E.I. du Pont de Nemours
 & Co. 1.01% ................. 3/19/2004    1,838,000        1,837,072
General Electric Capital
 Corp. 0.97% ................. 3/01/2004    1,500,000        1,500,000
General Electric Capital
 Corp. 1.00% ................. 3/02/2004      319,000          318,991
General Electric Capital
 Corp. 0.98% ................. 3/03/2004      761,000          760,959
Merrill Lynch & Co. 1.00%..... 3/01/2004      279,000          279,000
Merrill Lynch & Co. 1.02%..... 3/03/2004    1,280,000        1,279,927
                                                             ---------
Total Commercial Paper (Cost $9,475,316) ...............     9,475,316
                                                             ---------


6 The notes are an integral part of the financial statements.

                                                   % of
Issuer                                          Net Assets       Value
----------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $91,556,281)..............       110.8%     $107,407,823
Cash and Other Assets, Less Liabilities.....       (10.8%)     (10,469,295)
                                                   -----      ------------
Net Assets .................................       100.0%     $ 96,938,528
                                                   =====      ============

KEY TO SYMBOLS

* Denotes a security which has not paid a dividend during the last year.

ADR Stands for American Depositary Receipt.

Federal Income Tax Information
At February 29, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $91,855,259 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                  $15,837,632

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                   (285,068)
                                                          -----------
                                                          $15,552,564
                                                          ===========

----------
FINANCIAL
----------
        Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
February 29, 2004

Assets
Investments, at value (Cost $91,556,281) (Note 1) ............   $107,407,823
Cash .........................................................            155
Receivable for securities sold ...............................      4,420,771
Receivable for fund shares sold ..............................      1,723,838
Dividends receivable .........................................        104,154
Receivable from distributor ..................................          8,040
Other assets .................................................         30,037
                                                                 ------------
                                                                  113,694,818
                                                                 ------------
Liabilities
Payable for collateral received on securities loaned .........     13,177,081
Payable for securities purchased .............................      3,238,832
Payable for fund shares redeemed .............................         76,329
Accrued management fee .......................................         50,484
Accrued transfer agent and shareholder services ..............         48,538
Accrued distribution and service fees ........................         37,699
Accrued administration fee ...................................         16,399
Accrued trustees' fees .......................................          4,198
Other accrued expenses .......................................        106,730
                                                                 ------------
                                                                   16,756,290
                                                                 ------------
Net Assets ...................................................   $ 96,938,528
                                                                 ============
Net Assets consist of:
  Unrealized appreciation of investments .....................   $ 15,851,542
  Accumulated net realized gain ..............................      2,192,522
  Paid-in capital ............................................     78,894,464
                                                                 ------------
                                                                 $ 96,938,528
                                                                 ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets      [divided by]     Number of Shares     =      NAV
  A        $54,637,937                           2,607,172              $20.96*
  B(1)     $22,825,058                           1,112,578              $20.52**
  B        $ 3,390,669                             166,317              $20.39**
  C        $11,017,450                             538,207              $20.47**
  S        $ 5,067,414                             239,595              $21.15

*  Maximum offering price per share = $22.24 ($20.96 [divided by] 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.


The notes are an integral part of the financial statements.
                                    State Street Research Health Sciences Fund 7

----------
FINANCIAL
----------
        Statements

Statement of Operations
--------------------------------------------------------------------------------
For the year ended February 29, 2004

Investment Income
Dividends, net of foreign taxes of $21,577 (Note 1) ..........    $   326,393
Interest (Note 1) ............................................         73,607
                                                                  -----------
                                                                      400,000
                                                                  -----------
Expenses
Management fee (Note 2) ......................................        361,824
Transfer agent and shareholder services (Note 2) .............        215,502
Administration fee (Note 2) ..................................         92,649
Custodian fee ................................................         86,535
Distribution and service fees - Class A (Note 5) .............         74,484
Distribution and service fees - Class B(1) (Note 5) ..........        150,743
Distribution and service fees - Class B (Note 5) .............         26,969
Distribution and service fees - Class C (Note 5) .............         38,565
Registration fees ............................................         61,025
Audit fee ....................................................         23,495
Trustees' fees (Note 2) ......................................         16,312
Reports to shareholders ......................................          6,789
Legal fees ...................................................          4,116
Miscellaneous ................................................         22,488
                                                                  -----------
                                                                    1,181,496
Expenses borne by the distributor (Note 3) ...................       (287,695)
Fees paid indirectly (Note 2) ................................         (1,763)
                                                                  -----------
                                                                      892,038
                                                                  -----------
Net investment loss ..........................................       (492,038)
                                                                  -----------
Realized and Unrealized Gain (Loss)
on Investments, Foreign Currency
and Options
Net realized gain on investments (Notes 1 and 4) .............     10,864,315
Net realized loss on foreign currency (Note 1) ...............           (337)
Net realized loss on options (Note 1) ........................       (603,250)
                                                                  -----------
  Total net realized gain ....................................     10,260,728
                                                                  -----------
Change in unrealized appreciation of investments .............     15,869,865
                                                                  -----------
Net realized gain on investments, foreign currency, and
  options ....................................................     26,130,593
                                                                  -----------
Net increase in net assets resulting from operations .........    $25,638,555
                                                                  ===========

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                             Year ended          Year ended
                                         February 29, 2004   February 28, 2003*
                                        ----------------------------------------
Increase (Decrease) In Net Assets
Operations:
Net investment loss .................       $  (492,038)        $  (354,863)
Net realized gain (loss) on
  investments, foreign
  currency and options ..............        10,260,728          (5,060,168)
Change in unrealized
  appreciation (depreciation)
  of investments ....................        15,869,865            (873,778)
                                            -----------         -----------
Net increase (decrease)
  resulting from operations .........        25,638,555          (6,288,809)
                                            -----------         -----------
Distributions from capital
  gains:
  Class A ...........................        (1,108,987)            (32,999)
  Class B(1) ........................          (617,283)            (29,756)
  Class B ...........................          (110,601)             (6,142)
  Class C ...........................          (195,094)             (3,829)
  Class S ...........................           (59,350)             (2,787)
                                            -----------         -----------
                                             (2,091,315)            (75,513)
                                            -----------         -----------
Net increase (decrease) from
  fund share transactions
  (Note 7) ..........................        50,919,824            (588,099)
                                            -----------         -----------
Total increase (decrease) in
  net assets ........................        74,467,064          (6,952,421)

Net Assets
Beginning of year ...................        22,471,464          29,423,885
                                            -----------         -----------
End of year .........................       $96,938,528         $22,471,464
                                            ===========         ===========

* Audited by other auditors


8 The notes are an integral part of the financial statements.

--------------------
NOTES TO FINANCIAL
--------------------
              Statements

February 29, 2004

Note 1
State Street Research Health Sciences Fund is a series of State Street Research Financial Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research Health Sciences Fund and State Street Research Government Income Fund, which has an October 31 fiscal year end.

The investment objective of the fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests primarily in securities of companies in health sciences and related industries. These may include common and preferred stocks, convertible securities, warrants and depositary receipts.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. For the year ended February 29, 2004, the fund has designated $2,091,315 as ordinary income dividends, and $0 as long-term capital gains distributions.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount has been reflected on Form 1099 for the calendar year 2003.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002, through February 28, 2003, the fund incurred net capital losses of $1,492,207 and has deferred and treated such losses as arising in the fiscal year ended February 29, 2004.

To the extent book/tax differences are permanent in nature, such amounts are reclassified within the capital accounts based on federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to net operating losses and foreign cash reclasses. At February 29, 2004, components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from wash sales. At February 29, 2004, the tax basis distributable earnings were $1,254,777 in undistributed ordinary income and $1,236,582 in undistributed long-term gains.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At February 29, 2004, the value of the securities loaned and the value of collateral were $12,897,611 and $13,177,081 (including $13,081,861 of collateral cash invested in State Street Navigator Securities Lending prime portfolio and $95,220 of U.S. government obligations), respectively. During the year ended February 29, 2004, income from securities lending amounted to $21,303 and is included in interest income.


                                    State Street Research Health Sciences Fund 9

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the fund's net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended February 29, 2004, the fees pursuant to such agreement amounted to $361,824.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the year ended February 29, 2004, the amount of such expenses allocated to the fund was $71,458.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the year ended February 29, 2004, the fund's transfer agent fees were reduced by $1,763 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $16,312 during the year ended February 29, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the year ended February 29, 2004, the amount of such expenses was $92,649.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the year ended February 29, 2004, the amount of such expenses assumed by the Distributor and its affiliates was $287,695.

Note 4
For the year ended February 29, 2004, purchases and sales of securities, exclusive of short-term obligations and U.S. government obligations, aggregated $82,646,339, and $46,852,387, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1) and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For Class A, Class B and Class C shares the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of February 29, 2004, there were $509,585 and $249,728 for Class A and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund. For the year ended February 29, 2004, fees pursuant to such plans amounted to $74,484, $150,743, $26,969 and $38,565 for Class A, Class B(1), Class B and Class C shares, respectively. The payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $63,673 and $121,152, respectively, on sales of Class A shares of the fund during the year ended February 29, 2004, and that MetLife Securities, Inc., earned commissions aggregating $95,898 and $1,401 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $34,292, $253 and $1,960 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 6
PricewaterhouseCoopers LLP resigned as the fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the fund's independent accountants for the fund's fiscal year ended February 29, 2004. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

Note 7
The trustees have the authority to issue an unlimited number of fund shares of beneficial interest with a $0.001 par value per share. At February 29, 2004 the Adviser owned one Class S share and MetLife owned 28,083 Class S shares of the fund. These transactions break down by share class as follows:


                                                                        Year ended                       Year ended
                                                                        February 29                      February 28
                                                                            2004                            2003*
                                                                 --------------------------        ------------------------
Class A                                                           Shares           Amount           Shares         Amount
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      2,672,797     $ 48,968,677         424,141    $ 5,509,615
Issued upon reinvestment of distributions from capital gains        51,953          994,845           2,097         31,088
Shares redeemed                                                   (916,932)     (16,125,410)       (532,299)    (6,628,461)
                                                                 ---------     ------------        --------    -----------
Net increase (decrease)                                          1,807,818     $ 33,838,112        (106,061)   $(1,087,758)
                                                                 =========     ============        ========    ===========


Class B(1)                                                        Shares            Amount          Shares         Amount
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        397,168     $  7,191,329         216,449    $ 2,769,137
Issued upon reinvestment of distributions from capital gains        31,705          594,591           1,989         29,278
Shares redeemed                                                   (130,198)      (2,141,232)       (199,671)    (2,377,172)
                                                                 ---------     ------------        --------    -----------
Net increase                                                       298,675     $  5,644,688          18,767    $   421,243
                                                                 =========     ============        ========    ===========

Class B                                                           Shares            Amount          Shares         Amount
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         65,757     $  1,142,465          34,052      $ 442,039
Issued upon reinvestment of distributions from capital gains         5,817          108,548             412          6,044
Shares redeemed                                                    (50,967)        (923,378)        (65,760)      (795,205)
                                                                 ---------     ------------        --------      ---------
Net increase (decrease)                                             20,607     $    327,635         (31,296)     $(347,122)
                                                                 =========     ============        ========      =========

Class C                                                           Shares            Amount          Shares         Amount
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        494,043     $  9,163,916          43,631      $ 582,314
Issued upon reinvestment of distributions from capital gains         8,373          156,831             257          3,769
Shares redeemed                                                    (77,584)      (1,331,219)        (22,332)      (267,641)
                                                                 ---------     ------------        --------      ---------
Net increase                                                       424,832     $  7,989,528          21,556      $ 318,442
                                                                 =========     ============        ========      =========

Class S                                                          Shares         Amount            Shares           Amount
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        183,218     $  3,639,921          17,914      $ 229,325
Issued upon reinvestment of distributions from capital gains         3,043           58,784             187          2,787
Shares redeemed                                                    (31,546)        (578,844)         (9,811)      (125,016)
                                                                 ---------     ------------        --------      ---------
Net increase                                                       154,715     $  3,119,861           8,290      $ 107,096
                                                                 =========     ============        ========      =========

* Audited by other auditors

                                State Street Research Health Sciences Fund   11

---------
FINANCIAL
---------
        Highlights

Class A
------------------------------------------------------------------------------------
                                                                                                               December 21, 1999
                                                                           Years ended February 28           (commencement of
                                                   Year ended      --------------------------------------      operations) to
                                              February 29, 2004(a)  2003(a)(f)   2002(a)(f)   2001(a)(f)    February 29, 2000(a)(f)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                11.57            14.43        14.14        13.33             10.00
                                                     ------           ------        -----       ------             -----
 Net investment loss ($)*                             (0.12)           (0.12)       (0.13)       (0.06)            (0.00)
 Net realized and unrealized gain
  (loss) on investments, foreign currency
  and options ($)                                     10.15            (2.70)        0.47         1.88              3.33
                                                     ------           ------        -----       ------             -----
Total from investment operations ($)                  10.03            (2.82)        0.34         1.82              3.33
                                                     ------           ------        -----       ------             -----
 Distributions from capital gains ($)                 (0.64)           (0.04)       (0.05)       (1.01)               --
                                                     ------           ------        -----       ------             -----
Total distributions ($)                               (0.64)           (0.04)       (0.05)       (1.01)               --
                                                     ------           ------        -----       ------             -----
Net asset value, end of year ($)                      20.96            11.57        14.43        14.14             13.33
                                                     ======           ======        =====       ======             =====
Total return (%)(b)                                   87.13           (19.63)        2.41        14.31             33.30 (c)

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)              54,638            9,250       13,069        6,863             1,654
Expense ratio (%)*                                     1.55             1.56         1.58         1.57              1.50 (d)
Expense ratio after expense reductions (%)*            1.55             1.55         1.55         1.54              1.50 (d)
Ratio of net investment loss to average
  net assets (%)*                                     (0.71)           (0.99)       (0.88)       (0.48)            (0.13)(d)
Portfolio turnover rate (%)                          105.97           157.37        75.31       139.09             44.48
*Reflects voluntary reduction of expenses of
  these amounts (%)                                    0.56             1.48         1.83         6.87              8.56 (d)



Class B(1)
----------------------------------------------------------------------------------
                                                                             Years Ended February 28
                                                    Year ended      ----------------------------------------
                                              February 29, 2004(a)  2003(a)(f)   2002(a)(f)    2001(a)(e)(f)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                11.41            14.34        14.14        15.50
                                                     ------           ------        -----       ------
 Net investment loss ($)*                             (0.24)           (0.21)       (0.23)       (0.04)
 Net realized and unrealized gain
  (loss) on investments, foreign currency
   and options ($)                                     9.99            (2.68)        0.48        (0.63)
                                                     ------           ------        -----       ------
Total from investment operations ($)                   9.75            (2.89)        0.25        (0.67)
                                                     ------           ------        -----       ------
 Distributions from capital gains ($)                 (0.64)           (0.04)       (0.05)       (0.69)
                                                     ------           ------        -----       ------
Total distributions ($)                               (0.64)           (0.04)       (0.05)       (0.69)
                                                     ------           ------        -----       ------
Net asset value, end of year ($)                      20.52            11.41        14.34        14.14
                                                     ======           ======        =====       ======
Total return (%)(b)                                   85.89           (20.24)        1.77        (4.47)(c)

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)              22,825            9,290       11,399        4,645
Expense ratio (%)*                                     2.25             2.26         2.28         2.28 (d)
Expense ratio after expense reductions (%)*            2.25             2.25         2.25         2.25 (d)
Ratio of net investment loss to average
  net assets (%)*                                     (1.44)           (1.69)       (1.59)       (0.81)(d)
Portfolio turnover rate (%)                          105.97           157.37        75.31       139.09
*Reflects voluntary reduction of expenses of
  these amounts (%)                                    0.66             1.48         1.71         6.26 (d)

Class B
-----------------------------------------------------------------
                                                                                                  Years ended February 28
                                                                       Year ended       -----------------------------------------
                                                                  February 29, 2004(a)   2003(a)(f)   2002(a)(f)  2001(a)(e)(f)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                    11.34             14.31        14.12         15.50
                                                                         ------            ------        -----        ------
 Net investment loss ($)*                                                 (0.24)            (0.21)       (0.22)        (0.04)
 Net realized and unrealized gain (loss) on investments,
  foreign currency and options($)                                          9.93             (2.72)        0.46         (0.65)
                                                                         ------            ------        -----        ------
Total from investment operations ($)                                       9.69             (2.93)        0.24         (0.69)
                                                                         ------            ------        -----        ------
 Distributions from capital gains ($)                                     (0.64)            (0.04)       (0.05)        (0.69)
                                                                         ------            ------        -----        ------
Total distributions ($)                                                   (0.64)            (0.04)       (0.05)        (0.69)
                                                                         ------            ------        -----        ------
Net asset value, end of year ($)                                          20.39             11.34        14.31         14.12
                                                                         ======            ======        =====        ======
Total return (%)(b)                                                       85.89            (20.56)        1.70         (4.61)(c)

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                   3,391             1,653        2,533         1,964
Expense ratio (%)*                                                         2.25              2.26         2.28          2.28 (d)
Expense ratio after expense reductions (%)*                                2.25              2.25         2.25          2.25 (d)
Ratio of net investment loss to average net assets (%)*                   (1.46)            (1.70)       (1.57)        (0.83)(d)
Portfolio turnover rate (%)                                              105.97            157.37        75.31        139.09
*Reflects voluntary reduction of expenses of these amounts (%)             0.67              1.47         1.97          6.36 (d)


Class C
-----------------------------------------------------------------
                                                                                                 Years ended February 28
                                                                       Year ended       ------------------------------------------
                                                                  February 29, 2004(a)   2003(a)(f)   2002(a)(f)    2001(a)(e)(f)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                    11.39             14.31        14.11          15.50
                                                                         ------            ------        -----         ------
 Net investment loss ($)*                                                 (0.23)            (0.21)       (0.23)         (0.04)
 Net realized and unrealized gain (loss) on investments,
  foreign currency and options($)                                          9.95             (2.67)        0.48          (0.66)
                                                                         ------            ------        -----         ------
Total from investment operations ($)                                       9.72             (2.88)        0.25          (0.70)
                                                                         ------            ------        -----         ------
 Distributions from capital gains ($)                                     (0.64)            (0.04)       (0.05)         (0.69)
                                                                         ------            ------        -----         ------
Total distributions ($)                                                   (0.64)            (0.04)       (0.05)         (0.69)
                                                                         ------            ------        -----         ------
Net asset value, end of year ($)                                          20.47             11.39        14.31          14.11
                                                                         ======            ======        =====         ======
Total return (%)(b)                                                       85.87            (20.21)        1.77          (4.67)(c)

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                  11,017             1,291        1,314            645 (d)
Expense ratio (%)*                                                         2.25              2.26         2.28           2.28 (d)
Expense ratio after expense reductions (%)*                                2.25              2.25         2.25           2.25 (d)
Ratio of net investment loss to average net assets (%)*                   (1.38)            (1.69)       (1.58)         (0.83)(d)
Portfolio turnover rate (%)                                              105.97            157.37        75.31         139.09
*Reflects voluntary reduction of expenses of these amounts (%)             0.52              1.49         1.71           5.87 (d)


Class S
-----------------------------------------------------------------
                                                                                                   Years ended February 28
                                                                       Year ended          ----------------------------------------
                                                                  February 29, 2004(a)     2003(a)(f)   2002(a)(f)   2001(a)(e)(f)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                    11.64               14.48        14.14        15.50
                                                                         ------              ------        -----       ------
 Net investment income (loss) ($)*                                        (0.06)              (0.09)       (0.08)        0.01
 Net realized and unrealized gain (loss) on investments,
  foreign currency and options ($)                                        10.21               (2.71)        0.47        (0.68)
                                                                         ------              ------        -----       ------
Total from investment operations ($)                                      10.15               (2.80)        0.39        (0.67)
                                                                         ------              ------        -----       ------
 Distributions from capital gains ($)                                     (0.64)              (0.04)       (0.05)       (0.69)
                                                                         ------              ------        -----       ------
Total distributions ($)                                                   (0.64)              (0.04)       (0.05)       (0.69)
                                                                         ------              ------        -----       ------
Net asset value, end of year ($)                                          21.15               11.64        14.48        14.14
                                                                         ======              ======        =====       ======
Total return (%)(b)                                                       87.73              (19.42)        2.76        (4.48)(c)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                   5,067                 988        1,109          946
Expense ratio (%)*                                                         1.25                1.26         1.28         1.28 (d)
Expense ratio after expense reductions (%)*                                1.25                1.25         1.25         1.25 (d)
Ratio of net investment income (loss) to average net assets (%)*          (0.38)              (0.69)       (0.56)        0.18 (d)
Portfolio turnover rate (%)                                              105.97              157.37        75.31       139.09
*Reflects voluntary reduction of expenses of these amounts (%)             0.59                1.49         1.97         5.58 (d)

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarliy assumed a portion of the fund's expenses.
(c) Not annualized
(d) Annualized
(e) October 16, 2000 (commencement of share class) to February 28, 2001
(f) Audited by other auditors

                              State Street Research Health Sciences Fund     13

---------------------
INDEPENDENT AUDITORS'
---------------------
                  Report

To the Board of Trustees and Shareholders of State Street Research Health Sciences Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of State Street Research Health Sciences Fund (the "Fund"), a series of State Street Research Financial Trust, as of February 29, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended February 29, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 28, 2003, and the financial highlights for each of the years in the three-year period ended February 28, 2003, and the period ended February 29, 2000, were audited by other auditors whose report dated April 7, 2003, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts

March 26, 2004

---------------------
TRUSTEES AND OFFICERS
---------------------
    State Street Research Financial Trust


                                                                                           Number of Funds
Name,                Position(s)  Term of Office                                           in Fund Complex          Other
Address               Held with    and Length of         Principal Occupations               Overseen by      Directorships Held
and Age(a)              Fund      Time Served(b)          During Past 5 Years             Trustee/Officer(c)  by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond         Trustee         Since      Retired; formerly Chairman of the Board,         19          Avaya Corp.
(58)                                  1999       Chief Executive Officer and President,
                                                 PictureTel Corporation (video
                                                 conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch       Trustee         Since      Retired; formerly Partner,                       19          The First
(62)                                  2004       PricewaterhouseCoopers LLP                                   Marblehead Corp.
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban       Trustee         Since      Retired; formerly Senior Vice President          56          Metropolitan Series
(66)                                  1997       for Finance and Operations and                               Fund, Inc.; and
                                                 Treasurer, The Pennsylvania State                            Metropolitan Series
                                                 University                                                   Fund II
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips     Trustee         Since      Dean, School of Business and Public              19          The Kroger Co.
(59)                                  1998       Management, George Washington
                                                 University; formerly a member
                                                 of the Board of Governors of
                                                 the Federal Reserve System; and
                                                 Chairman and Commissioner of
                                                 the Commodity Futures Trading
                                                 Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt       Trustee         Since      President, Founders Investments Ltd.             56          A.P. Pharma, Inc.;
(65)                                  1993       (investments); President, Pacific Four                       Metropolitan Series
                                                 Investments (investments); formerly                          Fund, Inc.; and
                                                 President, The Glen Ellen Company                            Metropolitan Series
                                                 (private investment firm)                                    Fund II
------------------------------------------------------------------------------------------------------------------------------------
Michael S.            Trustee         Since      Jay W. Forrester Professor of                    56          Metropolitan Series
Scott Morton (66)                     1987       Management, Sloan School of Management,                      Fund, Inc.; and
                                                 Massachusetts Institute of Technology                        Metropolitan Series
                                                                                                              Fund II
------------------------------------------------------------------------------------------------------------------------------------

Interested Trustees
Richard S. Davis(+)   Trustee         Since      Chairman of the Board, President and             19          None
(58)                                  2000       Chief Executive Officer of State Street
                                                 Research & Management Company; formerly
                                                 Senior Vice President, Fixed Income
                                                 Investments, Metropolitan Life Insurance
                                                 Company
------------------------------------------------------------------------------------------------------------------------------------
Officers
C. Kim Goodwin        Vice            Since      Managing Director and Chief Investment           18      None
(44)                  President       2002       Officer - Equities of State Street
                                                 Research & Management Company; formerly
                                                 Chief Investment Officer - U.S. Growth
                                                 Equities, American Century
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo      Vice            Since      Managing Director, Chief Financial               19      None
(49)                  President       2001       Officer and Director of State Street
                                                 Research & Management Company; formerly
                                                 Executive Vice President, State Street
                                                 Research & Management Company; and
                                                 Senior Vice President, Product and
                                                 Financial Management, MetLife Auto &
                                                 Home
------------------------------------------------------------------------------------------------------------------------------------
Mark A. Marinella     Vice            Since      Managing Director and Chief Investment            9      None
(46)                  President       2003       Officer - Fixed Income, State Street
                                                 Research & Management Company; formerly
                                                 Executive Vice President and Senior Vice
                                                 President, State Street Research &
                                                 Management Company; and Chief Investment
                                                 Officer and Head of Fixed Income, Columbia
                                                 Management Group
------------------------------------------------------------------------------------------------------------------------------------
Ajay Mehra (39        Vice            Since      Managing Director, State Street Research &        4      None
                      President       2003       Management Company; formerly Senior Vice
                                                 President, Vice President and portfolio
                                                 manager, Columbia Management Group
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth M.          Vice            Since      Managing Director, State Street Research &        8      None
Westvold (43)         President       2003       Management Company; formerly Senior Vice
                                                 President, State Street Research &
                                                 Management Company
------------------------------------------------------------------------------------------------------------------------------------
Erin Xie (36)         Vice            Since      Senior Vice President, State Street               2      None
                      President       2003       Research & Management Company; formerly
                                                 Vice President, State Street Research &
                                                 Management Company; and research associate,
                                                 Sanford Bernstein & Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich     Treasurer       Since      Senior Vice President and Treasurer of           19      None
(47)                                  2001       State Street Research & Management
                                                 Company; formerly Vice President and
                                                 Assistant Treasurer, State Street
                                                 Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).
(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.


                              State Street Research Health Sciences Fund     15

                                                                                                              ----------------
[LOGO] STATE STREET RESEARCH                                                                                  |   FIRST STD  |
       One Financial Center                                                                                   | U.S. POSTAGE |
       Boston, MA 02111-2690                                                                                  |     PAID     |
                                                                                                              |   PERMIT #6  |
                                                                                                              |  HUDSON, MA  |
                                                                                                              ----------------


------------------------------------------------------------------------------------------------------------------------------

New accounts, mutual fund purchases,
------------------------------------------------
exchanges and account information
                                                                              Did You Know?
Internet     www.ssrfunds.com
                                                                              State Street Research offers electronic delivery
E-mail       info@ssrfunds.com                                                of quarterly statements, shareholder reports
                                                                              and fund prospectuses. If you elect this
Phone        1-87-SSR-FUNDS (1-877-773-8637),                                 option, we will send these materials to you
             toll-free, 7 days a week, 24 hours a day                         via e-mail. To learn more, visit us on the Web
             Hearing-impaired: 1-800-676-7876                                 at www.ssrfunds.com and click on "Go to
             Chinese- and Spanish-speaking: 1-888-638-3193                    Your Account" or call us at 1-87-SSR-FUNDS
                                                                              (1-877-773-8637).
Fax          1-617-737-9722 (request confirmation number
             first from the Service Center by calling                         Did you know that you can give a State Street
             1-877-773-8637)                                                  Research mutual fund as a gift? Call a service
                                                                              center representative at 1-87-SSR-FUNDS
Mail         State Street Research Service Center                             (1-877-773-8637), Monday through Friday, 8am-6pm
             P.O. Box 8408, Boston, MA 02266-8408                             eastern time, to learn more.
------------------------------------------------------------------------------------------------------------------------------

Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters. A prospectus for any State
Street Research fund is available through your financial professional, by
calling toll-free 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at                      [LOGO]
www.ssrfunds.com. Please read the prospectus carefully before investing.                        for Excellence in
                                                                                            Shareholder Communications
OverView
For more information on the products and services we offer, refer to OverView,                        [LOGO]
our quarterly shareholder newsletter.                                                       For Excellence in Service

Webcasts
For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our website at www.ssrfunds.com.

Complete Fund Listing
For a list of our funds, visit our website at www.ssrfunds.com under Research
Our Funds.


This report must be accompanied or preceded by a current prospectus. When used as sales material after June 30, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures"--which describes how we vote proxies relating to portfolio securities--is available upon request, free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange
Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0405)SSR-LD
                             HS-1588-0404

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS

     (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

       The Registrant's Board of Directors has determined that Steve A. Garban, a member of the Registrant's Board of Directors and Audit Committee, qualifies as the "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent", as defined in the instructions to Form N-CSR.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES


   Audit Fees                             Registrant   Investment Adviser
Fiscal year ended February 28, 2003*     $20,000       $133,000
Fiscal year ended February 29, 2004      $22,000       $158,760

   Audit-Related Fees
Fiscal year ended February 28, 2003*      $0           $0
Fiscal year ended February 29, 2004       $0           $0

   Tax Fees
Fiscal year ended February 28, 2003*      $3,500       $15,000
Fiscal year ended February 29, 2004       $3,500       $0

   All Other Fees
Fiscal year ended February 28, 2003*      $0           $0
Fiscal year ended February 29, 2004       $15,800      $60,000

* The fees reported for the fiscal year ended February 28, 2003 were attributable to services provided by other accountants.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: (RESERVED)

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
        Not applicable.

ITEM 8: (RESERVED)

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITIY HOLDERS

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

       SUB-ITEM 10a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Financial Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Financial Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 10b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Financial Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    April 27, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    April 27, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    April 27, 2004
                          ------------------------